April 29, 2022

Securities and Exchange Commission
Division of Investment Management
Insured Investments Office
100 F Street NE
Washington, DC  20549

Re:  Allianz Variable Insurance Products Trust
       File Nos. 333-83423 and 811-09491

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, No. 73, which Amendment has been filed electronically.

If you  have  any  questions  or  comments,  please  feel  free to  contact  the undersigned.

Sincerely,

Allianz Variable Insurance Products Trust

By: /s/ Erik Nelson
     ______________________________________________
     Erik Nelson, Chief Legal Officer

763/765-7453
Erik.Nelson@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.